UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):        [ ] is a restatement
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     White River Investment Partners, LLC
Address:  2288 Union Street
          San Francisco, CA  94123

Form 13F File Number:  028-12790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Allen Benello
Title:    Managing Partner
Phone:    415/440-1659

Signature, Place and Date of Signing:


     /s/ Allen Benello            San Francisco, CA        May 14, 2010
---------------------------   ------------------------   ----------------
        [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        29

Form 13F Information Table Value Total:   $93,015 [thousands]



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
WHITE RIVER INVESTMENT PARTNERS, LLC
FORM 13F INFORMATION TABLE - FIRST QUARTER 2010

                                 TITLE                           SHARES
			          OF                   VALUE    PRINCIPAL  SH/  PUT/  INVSMT OTH      VOTING AUTHORITY
NAME OF ISSUER			 CLASS      CUSIP     (x$1000)   AMOUNT    PRN  CALL  DSCRTN MGRS   SOLE   SHARED   NONE
========================================================================================================================

ACERGY SA-SPONS ADR              EQUITY   00443E104   $  3,488    190,000   SH         SOLE        190,000
ARLINGTON ASSET INVESTMENT CL A  EQUITY   041356205   $    878     49,286   SH         SOLE         49,286
AVATAR HOLDINGS INC              EQUITY   053494100   $    273     12,560   SH         SOLE         12,560
BPZ RESOURCES INC                EQUITY   055639108   $    441     60,000   SH         SOLE         60,000
CALIFORNIA COASTAL COMM INC      EQUITY   129915203   $    129    113,354   SH         SOLE        113,354
CALPINE CORP                     EQUITY   131347304   $    565     47,500   SH         SOLE         47,500
CIT GROUP INC                    EQUITY   125581801   $  3,880     99,593   SH         SOLE         99,593
COMPASS MINERALS INTERNATION     EQUITY   20451N101   $  3,209     40,000   SH         SOLE         40,000
CROSSTEX ENERGY INC              EQUITY   22765Y104   $  5,263    604,908   SH         SOLE        604,908
DUPONT FABROS TECHNOLOGY         EQUITY   26613Q106   $ 12,263    568,000   SH         SOLE        568,000
DEVRY INC                        EQUITY   251893103   $  1,630     25,000   SH         SOLE         25,000
ENERGY PARTNERS LTD              EQUITY   29270U303   $  1,260    103,459   SH         SOLE        103,459
GENERAL GROWTH PROPERTIES        EQUITY   370021107   $    483     30,000   SH         SOLE         30,000
SPDR GOLD TRUST                  EQUITY   78463V107   $  4,086     37,500   SH         SOLE         37,500
GRAPHIC PACKAGING HOLDING CO     EQUITY   388689101   $    733    203,116   SH         SOLE        203,116
INTERNATIONAL ASSETS HLDG CO     EQUITY   459028106   $  1,113     74,294   SH         SOLE         74,294
IRON MTN INC                     EQUITY   462846106   $  3,699    135,000   SH         SOLE        135,000
MOSAIC CO                        EQUITY   61945A107   $  5,621     92,500   SH         SOLE         92,500
MELCO CROWN ENTMT LTD             ADR     585464100   $  5,688  1,185,000   SH         SOLE      1,185,000
PIONEER NAT RES CO               EQUITY   723787107   $  1,549     27,500   SH         SOLE         27,500
RESOLUTE ENERGY CORP             EQUITY   76116A108   $  5,470    451,723   SH         SOLE        451,723
REPUBLIC SVCS INC                EQUITY   760759100   $ 11,753    405,000   SH         SOLE        405,000
SILVER WHEATON CORP              EQUITY   828336107   $  1,490     95,000   SH         SOLE         95,000
SOUTHWEST WTR CO                 EQUITY   845331107   $    292     27,996   SH         SOLE         27,996
VARIAN MED SYS INC               EQUITY   92220P105   $  4,150     75,000   SH         SOLE         75,000
VIRTUAL RADIOLOGIC CORPORATI     EQUITY   92862B104   $     42      3,800   SH         SOLE          3,800
VERISK ANALYTICS INC CL A        EQUITY   92345Y106   $  3,463    122,800   SH         SOLE        122,800
WALTER INVT MGMT CORP            EQUITY   93317W102   $  4,969    310,535   SH         SOLE        310,535
WELLS FARGO & CO                 EQUITY   949746101   $  5,135    165,000   SH         SOLE        165,000